SUBSEQUENT EVENTS (Details Narrative)																				1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 15, 2022 USD ($)	Jul. 14, 2022 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	May 10, 2022 $ / shares shares	Apr. 14, 2022 $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 07, 2022 USD ($) $ / shares shares	Feb. 17, 2022 shares	Feb. 14, 2022 shares	Jan. 21, 2022 shares	Jan. 21, 2022 USD ($)	Dec. 02, 2021	Nov. 12, 2021 shares	Nov. 10, 2021 shares	Nov. 04, 2021 shares	Oct. 22, 2021 shares	Oct. 21, 2021 shares	Aug. 08, 2021	Feb. 17, 2022 GBP (£) shares	Jul. 19, 2021	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Number of shares issued														100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Proceeds from convertible promissory note | $																								$ 200,000
Sale of common stock, net of stock issue costs of $6,081 | $																								$ 363,919
Shares issued for compensation																				160,000,000
Debt instrument fee																				20,000
Royalty fee percentage									5.00%											5.00%
License One [Member]
Subsequent Event [Line Items]
Royalty fee | £																				£ 5,000
License Two [Member]
Subsequent Event [Line Items]
Royalty fee | £																				3,000
License Three [Member]
Subsequent Event [Line Items]
Royalty fee | £																				£ 1,000
Tangiers Investment Group, LLC [Member]
Subsequent Event [Line Items]
Proceeds from convertible promissory note | $			$ 33,056
Debt Instrument, Maturity Date																			Sep. 08, 2022		Jul. 19, 2022
Conversion Price | $ / shares																								$ 0.001
Interest rate																								10.00%
Coroware, Inc. and Subsidiaries [Member]
Subsequent Event [Line Items]
Proceeds from convertible promissory note | $																						$ 108,650
Shares issued for compensation																				160,000,000
Royalty fee percentage									5.00%											5.00%
Coroware, Inc. and Subsidiaries [Member] | License One [Member]
Subsequent Event [Line Items]
Royalty fee | £																				£ 5,000
Coroware, Inc. and Subsidiaries [Member] | License Two [Member]
Subsequent Event [Line Items]
Royalty fee | £																				3,000
Coroware, Inc. and Subsidiaries [Member] | License Three [Member]
Subsequent Event [Line Items]
Royalty fee | £																				£ 1,000
Coroware, Inc. and Subsidiaries [Member] | Tangiers Investment Group, LLC [Member]
Subsequent Event [Line Items]
Proceeds from convertible promissory note | $			$ 33,056			$ 55,000
Debt Instrument, Term						1 year
Conversion Price | $ / shares																						$ 0.001
Lowest closing price						16	16
Maturity date						March 21, 2023
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for compensation										90,000,000										160,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member]
Subsequent Event [Line Items]
Number of warrant issued		25,000,000
Proceeds from convertible promissory note | $		$ 10,000
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 15, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		85,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan One [Member]
Subsequent Event [Line Items]
Number of warrant issued		6,250,000
Proceeds from convertible promissory note | $		$ 2,500
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 15, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		21,250,000
Subsequent Event [Member] | Lloyd Spencer [Member]
Subsequent Event [Line Items]
Number of shares issued											428,571,428
Sale of common stock, net of stock issue costs of $6,081 | $												$ 150,000
Subsequent Event [Member] | Llyod Spencer [Member]
Subsequent Event [Line Items]
Shares issued for compensation										30,000,000
Subsequent Event [Member] | Three Individual [Member]
Subsequent Event [Line Items]
Shares issued for compensation										30,000,000
Subsequent Event [Member] | Lloyd T Spencer [Member]
Subsequent Event [Line Items]
Number of warrant issued								165,000,000
Proceeds from convertible promissory note | $								$ 66,000
Conversion Price | $ / shares								$ 0.0002
Maturity date								March 7, 2023
Interest rate								12.00%
Warrant exercise price | $ / shares								$ 0.0002
Subsequent Event [Member] | B H P Capital N Y Inc [Member]
Subsequent Event [Line Items]
Number of warrant issued		62,500,000
Proceeds from convertible promissory note | $		$ 25,000
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 14, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		212,500,000
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Number of warrant issued		62,500,000
Proceeds from convertible promissory note | $		$ 25,000
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 14, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		212,500,000
Subsequent Event [Member] | R G P Capital Partners Inc [Member]
Subsequent Event [Line Items]
Number of warrant issued		6,250,000
Proceeds from convertible promissory note | $	$ 2,500
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 15, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		21,250,000
Subsequent Event [Member] | Tangiers Investment Group LLC [Member]
Subsequent Event [Line Items]
Number of warrant issued						125,000,000	125,000,000
Proceeds from convertible promissory note | $							$ 55,000
Conversion Price | $ / shares						$ 0.0002	$ 0.0002
Maturity date							March 21, 2023
Interest rate						12.00%	12.00%
Warrant exercise price | $ / shares						$ 0.0004	$ 0.0004
Common stock commitment shares						27,500,000	27,500,000
Subsequent Event [Member] | Mac Rab LLC [Member]
Subsequent Event [Line Items]
Number of warrant issued			74,375,000	74,375,000
Warrant exercise price | $ / shares			$ 0.0004	$ 0.0004
Common stock commitment shares			16,527,775	16,527,775
Subsequent Event [Member] | Fixed Convertible Promissory Note [Member] | Robert Papiri Defined Benefit Plan [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	1 year
Subsequent Event [Member] | Fixed Convertible Promissory Note [Member] | Robert Papiri Defined Benefit Plan One [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	1 year
Subsequent Event [Member] | Fixed Convertible Promissory Note [Member] | R G P Capital Partners Inc [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	1 year
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member]
Subsequent Event [Line Items]
Shares issued for compensation										90,000,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Robert Papiri Defined Benefit Plan [Member]
Subsequent Event [Line Items]
Number of warrant issued		25,000,000
Proceeds from convertible promissory note | $		$ 10,000
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 15, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		85,000,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Robert Papiri Defined Benefit Plan One [Member]
Subsequent Event [Line Items]
Number of warrant issued		6,250,000
Proceeds from convertible promissory note | $		$ 2,500
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 15, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		21,250,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Lloyd Spencer [Member]
Subsequent Event [Line Items]
Number of shares issued											428,571,428
Sale of common stock, net of stock issue costs of $6,081 | $												$ 150,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Llyod Spencer [Member]
Subsequent Event [Line Items]
Shares issued for compensation										30,000,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | B H P Capital N Y Inc [Member]
Subsequent Event [Line Items]
Number of warrant issued		62,500,000
Proceeds from convertible promissory note | $		$ 25,000
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 14, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		212,500,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Number of warrant issued		62,500,000
Proceeds from convertible promissory note | $		$ 25,000
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 14, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		212,500,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | R G P Capital Partners Inc [Member]
Subsequent Event [Line Items]
Number of warrant issued		6,250,000
Proceeds from convertible promissory note | $	$ 2,500
Conversion Price | $ / shares		$ 0.0002
Maturity date		July 15, 2023
Interest rate		12.00%
Warrant exercise price | $ / shares		$ 0.0004
Common stock commitment shares		21,250,000
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Fixed Convertible Promissory Note [Member] | Robert Papiri Defined Benefit Plan [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	1 year
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Fixed Convertible Promissory Note [Member] | Robert Papiri Defined Benefit Plan One [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	1 year
Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Fixed Convertible Promissory Note [Member] | R G P Capital Partners Inc [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	1 year
Holder [Member] | Subsequent Event [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Term				1 year
Debt Instrument, Maturity Date				May 10, 2023
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate			12.00%	12.00%
Conversion Price | $ / shares			$ 0.0002	$ 0.0002
Lowest closing price			0.16	0.16
Holder [Member] | Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Term				1 year
Debt Instrument, Maturity Date				May 10, 2023
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate			12.00%	12.00%
Conversion Price | $ / shares			$ 0.0002	$ 0.0002
Lowest closing price			0.16	0.16
B H P Capital N Y Inc [Member] | Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Term		1 year
Quick Capital L L C [Member] | Subsequent Event [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Term		1 year
Quick Capital L L C [Member] | Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Term		1 year
Standby Equity Commitment Agreement [Member] | Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued					5,000,000
Purchase price of common stock percentage					88.00%
Number of warrant issued					500,000,000
Common stock per share | $ / shares					$ 0.0004
Standby Equity Commitment Agreement [Member] | Investor [Member] | Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member]
Subsequent Event [Line Items]
Number of shares issued					5,000,000
Purchase price of common stock percentage					88.00%
Number of warrant issued					500,000,000
Common stock per share | $ / shares					$ 0.0004
Mutual Release and Settlement Agreement [Member] | Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of shares issued											206,896,552
Mutual Release and Settlement Agreement [Member] | Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of shares issued											206,896,552
Interim Joint Product Development and Sales Representation Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued										83,333,334
Interim Joint Product Development and Sales Representation Agreement [Member] | Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member]
Subsequent Event [Line Items]
Number of shares issued										83,333,334
Ecomena Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued									160,000,000
Ecomena Limited [Member] | Subsequent Event [Member] | Coroware, Inc. and Subsidiaries [Member]
Subsequent Event [Line Items]
Number of shares issued									160,000,000
License Of Agreement [Member]
Subsequent Event [Line Items]
Debt instrument fee													20,000							27,247
License Of Agreement [Member] | Coroware, Inc. and Subsidiaries [Member]
Subsequent Event [Line Items]
Debt instrument fee													20,000							27,247